FIRST AMENDMENT TO

INVESTMENT CONSULTANT AGREEMENT

THIS FIRST AMENDMENT, dated the 8th day of March, 2025 (the “Amendment”), to the Investment Consultant Agreement, dated December 29, 2023 (“Agreement”), by and between Bow River Advisers, LLC, a Delaware limited liability company (“Adviser”), and Aksia CA, LLC, a Delaware limited liability company (“Aksia” or “Investment Consultant”).

WITNESSETH:

WHEREAS, the Adviser and the Investment Consultant entered into the Agreement pursuant to which the Investment Consultant was appointed to provide certain services, and the parties to the Agreement now wish to amend Schedule 2 (Fees).

NOW, THEREFORE, in consideration of the promises and of the mutual agreements set forth below, the parties agree to amend the Agreement as follows:

1.	Amendments. Adviser and Investment Consultant hereby agree to amend the Agreement as follows:

a.	Schedule 2 (Fees) to the Agreement is hereby deleted in its entirety and replaced with Schedule 2 (Fees) attached hereto.

2.	Miscellaneous.

a.	As modified and amended hereby, the parties hereto hereby ratify, approve and confirm the Agreement in all respects, and save as varied by this Amendment, the Agreement shall remain in full force and effect.

b.	This Amendment may be executed in counterparts each of which will be deemed an original.

c.	All references to the “Agreement” shall refer to the Agreement, as amended by this Amendment.

d.	This Amendment shall be effective as of the date first written above.

e.	This Amendment shall be binding upon and inure to the benefit of the parties hereto and their respective legal representatives, successors and assigns.

f.	This Amendment shall be governed by, and construed in accordance with, the law of the State of Delaware, without regard to the principles of the conflict of laws.

[Remainder of Page Intentionally Blank; Signature Page to Follow]

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed as of the date first written above.

Bow River Advisers, LLC

/s/ Blair E. Richardson
By:	Blair E. Richardson
Title:	Chief Executive Officer

AKSIA CA LLC

/s/ Jim Vos
By:	Jim Vos
Title:	Chief Executive Officer

Schedule 2 (Fees)

I.	Investment Consultant Fee Calculation

a.	From the effective date of this Amendment through December 31, 2027, Adviser shall pay the Investment Consultant a monthly fee equal to 37.5 basis points multiplied by the sum of: (i) all Historical Investments; plus (ii) all Aksia Sourced Investments. Notwithstanding the foregoing, if in any given calendar year the aggregate monthly fees attributable to Historical Investments is less than $2 million, Adviser shall make a catch-up payment to the Investment Consultant equal to: (x) $2 million, minus (y) the sum of all monthly fees attributable to Historical Investments during the applicable calendar year.

b.	For calendar year 2028 and thereafter (as applicable), Adviser shall pay the Investment Consultant a monthly fee equal to 37.5 basis points multiplied by the sum of: (i) all Historical Investments; plus (ii) all “Aksia Sourced Investments.”

II.	Definitions

a.	“Historical Investments” shall mean the then-current net asset value, as of the Measurement Date, of the Fund’s portfolio investments existing as of December 31, 2024, less Cash and Cash Equivalents.

b.	“Aksia Sourced Investments” shall mean the then-current net asset value, as of the Measurement Date, of investment opportunities recommended to Adviser that (i) are ultimately transacted by the Adviser with respect to the Fund; and (ii) adhere to the following requirements:

Investment Type	Requirements
Direct Holdings and/or Co-Investments

One or more of the following:

(i)      where Aksia presented the investment opportunity to the Adviser;

(ii)     where Aksia provided due diligence to Adviser with respect to the investment opportunity;

(iii)    where Aksia aided Adviser in securing an allocation to participate in the investment opportunity.

Primary Fund Commitments & LP- or GP-led Secondary Transactions

One or more of the following:

(i)      where the Fund invests in the investment opportunity along with at least one other Aksia client;

(ii)     where Aksia provided due diligence to Adviser with respect to the investment opportunity;

(iii)     for which preferred economics and/or pricing for the investment opportunity is secured by Aksia or is reasonably determined to be the result of an Aksia relationship;

(iv)    where Aksia aided Adviser in securing an allocation to participate in the investment opportunity;

(v)     the investment opportunity was presented to Aksia clients in a non-brokered transaction.

c.	“Measurement Date” shall mean the last day of each calendar month.

III.	Miscellaneous

a.	The Investment Consultant Fee is due and payable monthly within 30 days of the invoice receipt date. Interest at 9% per year will accrue after the invoice date until payment is received, except that interest related to any catch-up payment owed pursuant to Paragraph I(a) of this Schedule 2 shall not begin to accrue until 30 days following receipt of the applicable invoice for December of such calendar year. Invoices will be submitted to Adviser on a monthly basis in arrears.

b.	If the Registered Fund's board of trustees agrees to reduce the fund advisory fee payable to Adviser, the Investment Consultant's Fee will also be reduced pro-rata in conjunction with the reduction in the fund advisory fee.